Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures Of Cash Flow Information [Abstract]
Supplemental Disclosures Of Cash Flow Information

20. Supplemental Disclosures of Cash Flow Information

The following table sets forth certain cash and non-cash activities for the years ended December 31 (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Cash paid during the year for:
Interest	$22,520	$23,974	$17,648
Income taxes	92,131	43,513	65,974
Non-cash investing and financing activities:
Pawn loans forfeited and transferred to merchandise held for disposition	$350,122	$334,869	$297,045
Pawn loans renewed	279,553	207,661	134,539
Consumer loans renewed	629,516	571,651	416,168
Liabilities assumed in acquisitions	1,207	333	1,602
Fair value of shares paid for acquisition	-	-	10,854
Capitalized interest on software development	-	558	730

Shares received for payment of receivables	383	-	-
Release of minority shareholders from contingent liability	2,758	-	-